Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 31,759,890	R$ 29,761,610	R$ 29,336,710
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,278,608	16,665,988
Mexico
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,656,910	10,581,347
United States of America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,539,495	2,275,987
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	273,987	229,328
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 10,890	R$ 8,960